INVESTMENT IN AN ASSOCIATE (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Jul. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Proceeds from private placement			$ 550	$ 904
Proportion of ownership interest held			29.80%	16.10%
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Common shares subscribed in private placement		25,000,000
Proceeds from private placement		$ 20,000
Subscribed Units	16,000,000
Share price of per units	$ 1.42
Gain on dilution	$ 800
Reclassification of loss from other comprehensive inome	$ 18
New Pacific Metals Corp ("NUAG") [Member] | Top of Range [Member]
Disclosure of associates [line items]
Percentage of ownership diluted	32.20%
New Pacific Metals Corp ("NUAG") [Member] | Bottom of Range [Member]
Disclosure of associates [line items]
Percentage of ownership diluted	29.80%
Pan American Silver Corp [Member]
Disclosure of associates [line items]
Subscribed Units	3,000,000